SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 6)	3 Months Ended
Mar. 31, 2019 USD ($)
Components of total lease costs:
Operating lease expense	$ 148,085
Short-term lease costs	12,717 [1]
Total lease costs	$ 160,802

[1]	Represents short-term leases which are immaterial.